STOCK-BASED COMPENSATION (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expected life	5 years	5 years	5 years
Risk-free rate	1.74%	0.56%
Stock Price at Valuation	$ 0.01	$ 0.01
Exercise Price	$ 0.01	$ 0.01	$ 0.01
Volatility	370.90%	319.60%
Minimum [Member]
Risk-free rate			0.29%
Stock Price at Valuation			$ 0.01
Volatility			228.00%
Maximum [Member]
Risk-free rate			0.66%
Stock Price at Valuation			$ 0.02
Volatility			260.70%